FHLB Advances (Federal Home Loan Advances Outstanding Maturity Period) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FHLB Advances [Abstract]
2018		$ 2,500
2019	$ 3,500
2020	4,500	3,500
2021	4,000	3,500
2022	1,500	4,000
Total	$ 13,500	$ 13,500